ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of accrued and other liabilities

	June 30, 2022	December 31, 2021
Sales tax payable	$10,849	$4,666
Accrued interest payable	52,406	4,363
Payroll tax liabilities	92,413	125,476
Total accrued liabilities	$155,668	$134,505